Acquisitions (Details) (USD $)	1 Months Ended			1 Months Ended		12 Months Ended	0 Months Ended		0 Months Ended
	Dec. 31, 2012 Apollo	Oct. 31, 2011 Apollo Athlon FE	Jan. 31, 2011 Apollo Athlon SG	Dec. 31, 2012 Cobra Athlon FE	Dec. 31, 2012 Cobra Apollo Athlon FE	Dec. 31, 2011 Element	Oct. 03, 2011 Element Athlon FE	Oct. 03, 2011 Element Apollo Athlon FE	Jan. 06, 2011 SandRidge Athlon SG	Jan. 06, 2011 SandRidge Apollo Athlon SG
Acquisitions
Cash paid for acquisition				$ 48,300,000			$ 253,200,000		$ 156,000,000
Capital contribution	40,000,000				40,000,000
Transaction costs incurred		4,300,000	2,300,000				6,400,000	4,300,000	2,600,000	2,300,000
Allocation of the purchase price to the fair value of the assets acquired and liabilities assumed
Proved properties, including wells and related equipment							130,527,000		158,157,000
Unproved properties							123,107,000
Other assets							806,000
Oil inventory									637,000
Total assets acquired							254,440,000		158,794,000
Current liabilities							831,000
Asset retirement obligations							393,000		2,778,000
Total liabilities assumed							1,224,000
Fair value of net assets acquired							253,216,000		156,016,000
Pro Formas
Pro forma total revenues						89,618,000
Pro forma net income						$ 9,777,000